Acquisition of ElectraMeccanica - Narrative (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 26, 2024 USD ($) facility shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Asset Acquisition [Line Items]
Severance costs		$ 0	$ 2,000
ElectraMeccanica Vehicles Corp
Asset Acquisition [Line Items]
Issuance of common stock for acquisition (in shares) | shares	1,766,388
Transaction costs	$ 3,700
Number of facilities acquired | facility	2
Other current liabilities	$ 1,903
Other non-current liabilities	$ 16,335
ElectraMeccanica Vehicles Corp | XOS Shareholders
Asset Acquisition [Line Items]
Common stock ownership percentage after transaction	79.00%
ElectraMeccanica Vehicles Corp | ElectraMeccanica Shareholders
Asset Acquisition [Line Items]
Common stock ownership percentage after transaction	21.00%